Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2015
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
Schedule II—Valuation and Qualifying Accounts
TRANSUNION

(in millions)	Balance at Beginning of Year	Charged to Costs and Expenses	Charged to Other Accounts	Deductions(1)	Balance at End of Year
Allowance for doubtful accounts:
Year ended December 31,
2015	$2.4	$3.2	$—	$(1.4)	$4.2
2014	$0.7	$3.2	$—	$(1.5)	$2.4
2013	$1.7	$0.8	$—	$(1.8)	$0.7
Allowance for deferred tax assets:
Year ended December 31,
2015	$42.1	$5.3	$—	$(0.7)	$46.7
2014	$25.9	$19.5	$—	$(3.3)	$42.1
2013	$27.2	$4.8	$—	$(6.1)	$25.9
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(1)	For the allowance for doubtful accounts, includes write-offs of uncollectable accounts.